Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 18,519	kr 18,100
Total regulatory adjustments to Common Equity Tier 1 capital	(609)	(569)
Total Common Equity Tier-1 capital	17,910	17,531
Total Tier-1 capital	17,910	17,531
Total Own funds	kr 17,910	17,531
IRB approach
Capital adequacy
Threshold percentage to increase own funds	0.60%
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	12,842	11,239
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,270	1,256
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	417	1,615
Additional value adjustments due to prudent valuation
Capital adequacy
Total regulatory adjustments to Common Equity Tier 1 capital	(495)	(496)
Intangible assets
Capital adequacy
Total regulatory adjustments to Common Equity Tier 1 capital	(49)	(43)
Hedge reserve
Capital adequacy
Total regulatory adjustments to Common Equity Tier 1 capital	0	(6)
Own credit risk
Capital adequacy
Total regulatory adjustments to Common Equity Tier 1 capital	67	112
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Total regulatory adjustments to Common Equity Tier 1 capital	kr (132)	kr (136)